Consolidated Statements of Changes in Shareholders' Deficit (Parentheticals)	12 Months Ended
Dec. 31, 2023 $ / shares
Class A Redeemable Preferred Stock [Member] | One Energy Enterprises Inc [Member]
Preferred stock dividends	$ 21.01